Prepayments and Other Current Assets	9 Months Ended
Sep. 30, 2020
Prepayments and Other Current Assets
Prepayments and Other Current Assets

6. Prepayments and Other Current Assets

Prepayments and other current assets consist of the following:

	December 31,	September 30,
	2019	2020
Deductible VAT input	1,253,617	1,099,126
Prepayment to vendors	88,900	85,103
Deposits	73,271	43,737
Other receivables	186,105	262,247
Less: Allowance for doubtful accounts	(22,635)	—
Total	1,579,258	1,490,213

Prepayment to vendors mainly consist of prepayment for raw materials, prepaid rental for offices and NIO Houses, and prepaid expenses for R&D services provided by suppliers.

The following table summarizes the activity in the allowance for credit losses related to prepayments and other current assets for the nine months ended September 30, 2020:

Nine Months Ended
September 30, 2020
Balance as at December 31, 2019	22,635
Adoption of ASC Topic 326	3,617
Balance as at January 1, 2020	26,252
Current period provision, net	837
Current period write-offs	(22,630)
Balance as at September 30, 2020	4,459

Allowance for the prepayments and other current assets recognized for the nine months ended September 30, 2019 was nil.